FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Financial Instruments
FINANCIAL INSTRUMENTS

21.	FINANCIAL INSTRUMENTS

Fair Value

The warrant liability estimates the fair value using a Black Scholes option pricing model calculation using the following inputs: stock price (Level 1 input); risk-free rates (Level 1 input); volatility (Level 3 input). The warrant liability outstanding during the year ended December 31, 2024.

The fair values of the Company’s cash, trade and other receivables, loans from financial institutions, accounts payable and accrued liabilities and sales of future receipts, approximate carrying value, which is the amount recorded on the consolidated statement of financial position.

Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company places its cash with institutions of high creditworthiness. Management has assessed there to be a low level of credit risk associated with its cash balances.

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the demographics of the Company’s customer base, including the default risk of the industry and country in which customers operate, as these factors may have an influence on credit risk. Approximately 41% of the Company’s revenue for the year ended December 31, 2024 (2023 -17%) is attributable to sales transactions with a single customer.

The Company has established a credit policy under which each new customer is analyzed individually for creditworthiness before the Company’s standard payment and delivery terms and conditions are offered. The Company’s review includes external ratings, when available, and in some cases bank references. Purchase limits are established for each customer, which represents the maximum open amount without requiring approval from the Risk Management Committee; these limits are reviewed quarterly. In prior years, certain key customers were offered extended payment terms on their purchases due to slow down from Covid-19 and budget approvals for government tenders. As a result, the Company had customers with overdue receivables on their books which resulted in the Company taking a bad debt provision on these overdue receivables which amounted to $36,973 (2023-$NIL).

The allowance for doubtful accounts of $36,973 (2023-NIL) has been recognized in the year. In monitoring customer credit risk, customers are grouped according to their credit characteristics, including whether they are an individual or legal entity, whether they are a wholesale, retail or end-user customer, geographic location, industry, aging profile, maturity, and the existence of previous financial difficulties. Trade and other receivables relate mainly to the Company’s wholesale customers. Customers that are graded as “high risk” are placed on a restricted customer list and monitored by the Company.

The carrying amount of financial assets represents the maximum credit exposure, notwithstanding the carrying amount of security or any other credit enhancements.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

21.	FINANCIAL INSTRUMENTS (cont’d)

The maximum exposure to credit risk for trade and other receivables at the reporting date by geographic region was as follows:

(in thousands)	December 31, 2024	December 31, 2023
EMEA	$268	$134
North America	1,136	1,047
Total	$1,404	$1,181

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

The Company examines current forecasts of its liquidity requirements so as to make certain that there is sufficient cash for its operating needs, and it is careful at all times to have enough unused credit facilities so that the Company does not exceed its credit limits and is in compliance with its financial covenants (if any). These forecasts take into consideration matters such as the Company’s plan to use debt for financing its activity, compliance with required financial covenants, compliance with certain liquidity ratios, and compliance with external requirements such as laws or regulation.

The Company has financial covenants with its sale of future receipts financing that requires the repayment of 15% of weekly sales. The factoring facility along with the purchase order financing facility are secured by both Siyata Mobile Inc. and Signifi Mobile Inc accounts receivable and inventories.

The Company uses activity-based costing to cost its products and services, which assists it in monitoring cash flow requirements and optimizing its cash return on investments. Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 90 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

The Company had a factoring agreement with external funding (Note 4).

With the exception of employee benefits, the Company’s accounts payable and accrued liabilities have contractual terms of 90 days. The employment benefits included in accrued liabilities have variable maturities within the coming year.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

21.	FINANCIAL INSTRUMENTS (cont’d)

Market risk

a)	Currency Risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The functional currency of the Company is the USD as of October 1, 2020, as discussed in Note 2. As at December 31, 2024, the Company’s exposure to foreign currency risk with respect to financial instruments is as follows:

(In USD thousands)	USD	NIS	CAD	Total
Financial assets and financial liabilities:
Current assets
Cash	$113	$36	$53	$182
Trade receivables	942	213	249	1,405
Advance to suppliers	34	-	-	34
Loan term deposit	-	182	-	182
Current liabilities
Loans from financial institutions	(2,077)	-	-	(2,077)
Sales of future receipts	(1,688)	-	-	(1,688)
Accounts payable and accrued liabilities	(2,141)	(2,884)	(331)	(5,356)
Warrants and preferred shares liabilities	(1,070)	-	-	(1,070)

Total	$(5,887)	$(2,453)	$(29)	$(8,388)

10% fluctuation in exchange rate	$(589)	$(245)	$(3)	$(839)

b)	Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows will fluctuate as a result of changes in interest rates. The Company’s sensitivity to interest rates is inherently involved in the fair value of both the convertible promissory note and the warranty liability which are revalued based on changes parameters which include the prevailing interest rate.

c)	Price Risk

The Company is exposed to price risk with respect to equity prices. Equity price risk is defined as the potential adverse impact on the Company’s earnings due to movements in individual equity prices or general movements in the level of the stock market. The Company closely monitors individual equity movements, and the stock market to determine the appropriate course of action to be taken by the Company.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023